Insurance Claim Reserves (tables)	3 Months Ended
Mar. 31, 2017
Insurance Claim Reserves disclosure
Claims and claim adjustment expense reserves [Table Text Block]
(in millions)	March 31, 2017	December 31, 2016
Property-casualty	$48,301	$47,929
Accident and health	19	20

Total	$48,320	$47,949

Reconciliation of beginning and ending property casualty reserve balances for claims and claim adjustment expenses [Table Text Block]

(for the three months ended March 31, in millions)	2017	2016

Claims and claim adjustment expense reserves at beginning of year	$47,929	$48,272
Less reinsurance recoverables on unpaid losses	7,981	8,449

Net reserves at beginning of year	39,948	39,823

Estimated claims and claim adjustment expenses for claims arising in the current year	4,126	3,843
Estimated decrease in claims and claim adjustment expenses for claims arising in prior years	(50)	(149)

Total increases	4,076	3,694

Claims and claim adjustment expense payments for claims arising in:
Current year	887	789
Prior years	2,812	2,563

Total payments	3,699	3,352

Unrealized foreign exchange loss	34	102

Net reserves at end of period	40,359	40,267
Plus reinsurance recoverables on unpaid losses	7,942	8,351

Claims and claim adjustment expense reserves at end of period	$48,301	$48,618